Basis of Presentation (Narrative) (Details)	12 Months Ended
Jul. 31, 2019
8980268 Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Neal Up Brands Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%